Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
As at December 31, 2021, the Company’s intangible assets, excluding such amounts of the Teekay Gas Business (see Note 23), consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(4,212)	1,494
Other intangible assets	537	(537)	—
	6,243	(4,749)	1,494
As at December 31, 2020, the Company’s intangible assets, excluding such amounts of the Teekay Gas Business (see Note 23), consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(3,717)	1,989
Other intangible assets	537	(523)	14
	6,243	(4,240)	2,003